Significant accounting policies - Provisions for probable credit losses (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Total lending	SEK 195,120	SEK 208,700
Loan portfolio impairment	155	244
Individual reserve	SEK 65	84
Percentage higher or lower than the estimate that affect operating profit	10.00%
Amount of deviation from the total future cash flow that affects the operating profit	SEK 15
Amount of deviation from the estimate of total future cashflow that would affect the equity	SEK 12
Maximum
Concentration Risk [Line Items]
Amount of deviation from the total future cash flow that affects the operating profit		30
Amount of deviation from the estimate of total future cashflow that would affect the equity		24
Minimum
Concentration Risk [Line Items]
Amount of deviation from the total future cash flow that affects the operating profit		20
Amount of deviation from the estimate of total future cashflow that would affect the equity		SEK 16